                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2901
                                   ------------


                   RIVERSOURCE TAX EXEMPT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   8/31
                         --------------

                             PORTFOLIO HOLDINGS
                                     FOR
                   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND
                              AT AUG. 31, 2006

INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


MUNICIPAL BONDS (96.8%)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

ALABAMA (0.9%)
Birmingham Waterworks & Sewer Board
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-33               5.25%            $4,000,000              $4,233,040
City of Birmingham
  Prerefunded Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25              2,730,000               2,873,161
City of Birmingham
  Unrefunded Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25                270,000                 283,654
City of Huntsville
  Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14               5.50              3,425,000               3,781,269
City of Mobile
  Unlimited General Obligation Warrants
  Series 2001 (AMBAC)
   02-15-12               4.75              1,000,000               1,047,790
County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-22               5.50              8,750,000               9,425,587
   01-01-23               5.25              7,500,000               7,928,400
                                                                --------------
Total                                                              29,572,901
------------------------------------------------------------------------------

 MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

ALASKA (0.2%)
Alaska Energy Authority
  Refunding Revenue Bonds
  Bradley Lake
  3rd Series 1999 (FSA)
   07-01-14               6.00%            $2,000,000              $2,280,600
State of Alaska
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T.
   10-01-14               5.00              1,500,000               1,595,085
   10-01-17               5.00              1,500,000               1,595,130
                                                                --------------
Total                                                               5,470,815
------------------------------------------------------------------------------

ARIZONA (0.7%)
Arizona School Facilities Board
  Prerefunded Revenue Bonds
  State School Improvement
  Series 2002
   07-01-14               5.25              4,100,000               4,436,446
Maricopa County Elementary School
  District #3 - Tempe Elementary
  Unlimited General Obligation Refunding Bonds
  Series 2001 (FSA)
   07-01-12               5.00              1,240,000               1,325,647
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000               2,634,275
   07-01-26               5.50              5,000,000               5,278,950
Phoenix Civic Improvement Corporation
  Refunding Revenue Bonds
  Junior Lien
  Series 2001 (FGIC)
   07-01-12               5.00              1,800,000               1,924,326
Phoenix Civic Improvement Corporation
  Revenue Bonds
  Sub Series 2003A (MBIA)
   07-01-19               5.00              2,000,000               2,117,000

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

ARIZONA (CONT.)
Tucson
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-12               5.50%            $1,345,000              $1,472,842
   07-01-13               5.50              2,380,000               2,634,470
   07-01-14               5.50              1,500,000               1,659,345
                                                                --------------
Total                                                              23,483,301
------------------------------------------------------------------------------

ARKANSAS (0.4%)
Arkansas Development Finance Authority
  Revenue Bonds
  Series 2001 Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33               6.42              1,485,000(g)            1,550,533
County of Washington
  Revenue Bonds
  Construction Regional Medical Center
  Series 2005A
   02-01-35               5.00              5,250,000               5,318,039
University of Arkansas
  Revenue Bonds
  Fayetteville Campus
  Series 2002 (FGIC)
   12-01-09               5.00              2,695,000               2,811,640
   12-01-10               5.00              2,505,000               2,641,523
                                                                --------------
Total                                                              12,321,735
------------------------------------------------------------------------------

CALIFORNIA (19.7%)
Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              3,750,000               4,066,350
California Health Facilities Financing Authority
  Prerefunded Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35                460,000                 487,490

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
California Health Facilities Financing Authority
  Refunding Revenue Bonds
  Cedars-Sinai Medical Center
  Series 2005
   11-15-18               5.00%            $2,200,000              $2,320,912
   11-15-34               5.00              1,000,000               1,028,130
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              4,790,000               5,024,279
California Health Facilities Financing Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2006A
   04-01-39               5.25              3,000,000               3,156,600
California Health Facilities Financing Authority
  Revenue Bonds
  Lucile Salter Packard Hospital
  Series 2003C (AMBAC)
   08-15-25               5.00              6,340,000               6,623,081
California Health Facilities Financing Authority
  Unrefunded Revenue Bonds
  Health Catholic
  Series 1996A (MBIA)
   07-01-10               5.75              8,645,000               8,829,225
California Health Facilities Financing Authority
  Unrefunded Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35              6,540,000               6,850,585
California Statewide Communities Development Authority
  Certificate of Participation
  Linked Pars and Inflos
  Series 1993 Escrowed to Maturity (AMBAC)
   10-01-11               5.60             44,800,000(i)           47,621,055
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32               3.88              7,000,000               6,987,120
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2006B
   03-01-45               5.25              9,500,000               9,940,610
California Statewide Communities Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28               5.50              4,000,000               4,281,680
City of Long Beach
  Refunding Revenue Bonds
  Series 2005A (MBIA) A.M.T.
   05-15-20               5.00              2,520,000               2,657,869
   05-15-21               5.00              5,000,000               5,255,000
City of Long Beach
  Revenue Bonds
  Series 2000A (FGIC) A.M.T.
   05-15-23               5.25             15,195,000              15,933,933

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
City of San Diego
  Revenue Bonds
  Water/Utility Fund Net System
  Series 1998 (FGIC)
   08-01-17               5.00%            $5,000,000              $5,198,600
City of San Jose
  Revenue Bonds
  Series 2001A (FGIC)
   03-01-31               5.00              5,690,000               5,822,918
Contra Costa Water District
  Refunding Revenue Bonds
  Series 2003M (FSA)
   10-01-16               5.00              6,650,000               7,170,429
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
   06-01-45               5.00             11,000,000              11,243,430
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25              5,265,000               5,781,865
   06-01-39               6.75              5,750,000               6,479,790
   06-01-40               6.63              5,100,000               5,710,623
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10              6,850,000               7,171,471
Lammersville School District Community
  Facilities District
  Special Tax Bonds
  #2002 Mountain House
  Series 2006
   09-01-35               5.13                875,000                 881,318
Los Angeles Department of Water & Power
  Revenue Bonds
  Series 2003A (FGIC)
   07-01-43               5.00             11,750,000              12,132,110
Los Angeles Harbor Department
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T.
   08-01-13               5.00              4,415,000               4,722,814
   08-01-16               5.00              8,000,000               8,628,160
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Election of 1997
  Series 2002E (MBIA)
   01-01-27               5.13             15,500,000              16,322,430
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   07-01-18               7.34              3,330,000(g)            4,086,709
Los Angeles Unified School District
  Unlimited General Obligation Refunding Bonds
  Series 2002 (MBIA)
   07-01-15               5.75              5,000,000               5,761,000
   07-01-16               5.75              5,000,000               5,801,450

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
Modesto Irrigation District
  Refunding Certificate of Participation
  Capital Improvements
  Series 2003A (MBIA)
   07-01-18               5.00%            $1,610,000              $1,711,108
Northern California Power Agency
  Prerefunded Revenue Bonds
  Geothermal Project #3
  Series 1987A
   07-01-09               5.00             13,535,000              13,824,108
Port of Oakland
  Revenue Bonds
  Rites
  Series 2000-663R-A Inverse Floater (FGIC) A.M.T.
   11-01-15               7.63              2,210,000(g)            2,667,735
Port of Oakland
  Revenue Bonds
  Rites
  Series 2000-663R-B Inverse Floater (FGIC) A.M.T.
   11-01-16               7.63              2,000,000(g)            2,409,980
San Diego Unified School District
  Rites
  Series 2000-804R-A Inverse Floater
   07-01-20               6.04              3,180,000(g)            3,695,478
San Diego Unified School District
  Rites
  Series 2000-804R-B Inverse Floater
   07-01-21               6.04              1,865,000(g)            2,166,682
San Diego Unified School District
  Rites
  Series 2000-804R-C Inverse Floater
   07-01-22               6.04              1,370,000(g)            1,592,146
San Diego Unified School District
  Unlimited General Obligation Bonds
  Election of 1998
  Series 2004F (FSA)
   07-01-29               5.00              7,000,000               7,355,250
San Diego Unified School District
  Unlimited General Obligation Refunding Bonds
  Election of 1998
  Series 2002D (FGIC)
   07-01-27               5.00              8,000,000               8,538,240
San Diego Unified School District
  Unlimited General Obligation Refunding Bonds
  Election of 1998
  Series 2003E (FSA)
   07-01-18               5.25              6,250,000               6,857,813
San Francisco City & County Airports
  Commission Revenue Bonds 2nd Series
  2000-26A (FGIC) A.M.T.
   05-01-22               5.25             14,150,000              14,926,552
San Francisco City & County Airports Commission
  Rites
  Series 2000-661R-B Inverse Floater A.M.T.
   05-01-15               7.59              1,150,000(g)            1,418,341
San Francisco City & County Airports Commission
  Rites
  Series 2000-661R-C Inverse Floater A.M.T.
   05-01-16               7.91              1,220,000(g)            1,517,558

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)

San Francisco City & County Airports Commission
  Rites
  Series 2000-661R-A Inverse Floater A.M.T.
   05-01-14               7.60%            $1,080,000(g)           $1,333,930
San Francisco City & County Public
  Utilities Commission
  Revenue Bonds
  Series 2002A (MBIA)
   11-01-25               5.00              3,000,000               3,137,070
San Jose Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2004A (MBIA)
   08-01-18               4.54              5,000,000               5,157,300
San Ysidro School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Election of 1997
  Zero Coupon
  Series 2005D (FGIC)
   08-01-27               4.91              2,040,000(h)              782,034
South Placer Wastewater Authority
  Prerefunded Revenue Bonds
  Series 2000A (FGIC)
   11-01-23               5.25             11,060,000              11,901,777
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000
   10-01-25               5.38                295,000                 315,340
   10-01-25               5.38                590,000                 631,837
   10-01-25               5.38              4,115,000               4,398,729
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25              2,285,000               2,432,702
State of California
  Unlimited General Obligation Bonds
  Residual Certificates
  Series 1999-195 Inverse Floater (MBIA)
   12-01-16               7.63              5,410,000(g)            6,674,101
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31               5.13              7,500,000               7,725,300
   06-01-31               5.13             30,000,000              30,940,799
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-17               5.25             16,735,000              18,142,747
   02-01-21               5.25              2,500,000               2,678,975
   02-01-29               5.25              5,000,000               5,266,050
   02-01-32               5.00              8,835,000               9,110,122
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25              2,275,000               2,466,464
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-26               5.25             15,000,000              16,031,850

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25%            $5,830,000              $6,368,342
   03-01-28               5.00             15,470,000              16,120,978
   04-01-29               5.30              5,590,000               5,970,064
   02-01-33               5.00             11,140,000              11,508,177
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00              2,500,000               2,600,200
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25              7,225,000               7,700,550
   07-01-14               5.25              7,480,000               8,233,909
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17               5.00             12,550,000              13,297,604
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16               5.25              4,835,000               5,273,389
   11-01-22               5.00              5,000,000               5,241,500
   11-01-23               5.13              5,000,000               5,276,600
   11-01-24               5.13              8,000,000               8,432,480
   11-01-29               5.25              5,375,000               5,706,638
State of California
  Unlimited General Obligation Bonds
  Zero Coupon
  Series 1991-33 (MBIA)
   10-01-11               3.83             20,800,000(h)           17,229,263
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50                455,000                 483,306
   12-01-23               5.25              1,860,000               1,955,585
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25              1,865,000               1,987,064
Tobacco Securitization Authority of Northern California
  Prerefunded Asset-backed Revenue Bonds
  Series 2001A
   06-01-41               5.38              2,830,000               3,050,599
Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Series 2006-A1
   06-01-37               5.00             16,290,000              16,217,672
Turlock Irrigation District
  Certificate of Participation
  Series 2003A (MBIA)
   01-01-33               5.00              4,450,000               4,605,572
University of California
  Refunding Revenue Bonds
  Multiple Purpose Projects
  Series 1997E (MBIA)
   09-01-22               5.13             10,000,000              10,264,500

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

CALIFORNIA (CONT.)
University of California
  Revenue Bonds
  Series 2003A (AMBAC)
   05-15-19               5.13%           $15,000,000             $16,081,350
   05-15-20               5.13              6,965,000               7,445,933
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00              9,365,000               9,754,490
   01-01-34               5.00              5,745,000               5,954,693
                                                                --------------
Total                                                             638,547,612
------------------------------------------------------------------------------

COLORADO (2.5%)
Adams County School District #12
  Unlimited General Obligation Bonds
  Adams 12 Five Star Schools
  Series 2002A (FSA)
   12-15-10               5.25              3,255,000               3,459,219
Aurora Centretech Metropolitan District
  Prerefunded Unlimited General Obligation Bonds
  Series 1993B
   12-01-23              14.71              5,699,785(j)           10,510,119
Colorado Health Facilities Authority
  Revenue Bonds
  Evangelical Lutheran
  Series 2005
   06-01-23               5.25              1,200,000               1,264,428
   06-01-29               5.00              4,250,000               4,348,388
Colorado Housing & Finance Authority Revenue
  Bonds Single Family Mortgage
  Series 2003 Cl II-A-3 A.M.T.
   05-01-32               5.15              3,500,000               3,544,975
Denver City & County
  Prerefunded Revenue Bonds
  Colorado Convention Center Project
  Series 2001A (FSA)
   09-01-12               5.00              5,000,000               5,283,350
Denver Urban Renewal Authority
  Tax Allocation Bonds
  Downtown Denver
  Series 1989A A.M.T.
   09-01-15               8.00             11,150,000              11,441,238
   09-01-16               8.00              1,785,000               1,831,624
   09-01-17               8.00              1,930,000               1,979,929
GVR Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 1991 Escrowed to Maturity
   12-01-06              28.95              1,385,000(k)            1,465,939
GVR Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 1995B Escrowed to Maturity
   12-01-06              11.00                305,000                 310,209
Loveland Special Improvement District #1
  Unlimited General Obligation Bonds
  Series 2000
   07-01-29               7.50              5,500,000(l)            5,573,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

COLORADO (CONT.)
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996
   12-01-10               7.80%           $10,600,000             $10,880,158
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1998A
   12-01-10               7.30              2,100,000               2,153,067
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25             13,300,000              14,547,407
University of Colorado
  Revenue Bonds
  Series 2002A (FGIC)
   06-01-12               5.00              3,300,000               3,526,743
                                                                --------------
Total                                                              82,120,493
------------------------------------------------------------------------------

CONNECTICUT (1.0%)
Mashantucket Western Pequot Tribe
  Special Revenue Bonds
  Series 2006A
   09-01-36               5.50              5,000,000(d)            5,218,150
State of Connecticut
  Prerefunded Unlimited General Obligation Bonds
  Series 2001D
   11-15-15               5.13              2,500,000               2,672,825
State of Connecticut
  Prerefunded Unlimited General Obligation Bonds
  Series 2002B
   06-15-16               5.50              7,900,000               8,632,804
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2001G
   12-15-10               5.00              6,660,000               7,023,303
State of Connecticut
  Unlimited General Obligation Refunding Bonds
  Series 2001E
   11-15-15               5.13              6,875,000               7,336,863
                                                                --------------
Total                                                              30,883,945
------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.8%)
District of Columbia
  Revenue Bonds
  Georgetown University
  Series 1988D (MBIA)
   04-01-14               5.25              4,100,000               4,245,632
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001 Inverse Floater
  (MBIA) A.M.T.
   10-01-27               5.77              2,500,000(g)            2,829,650
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001A (MBIA) A.M.T.
   10-01-27               5.50             13,790,000              14,699,175

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

DISTRICT OF COLUMBIA (CONT.)
Washington Convention Center Authority
  Revenue Bonds
  Senior Lien
  Series 1998 (AMBAC)
   10-01-15               5.25%            $4,940,000              $5,123,817
                                                                --------------
Total                                                              26,898,274
------------------------------------------------------------------------------

FLORIDA (3.0%)
Bonita Springs-Vasari Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20              1,585,000               1,587,742
Brevard County Health Facilities Authority
  Revenue Bonds
  Health First Incorporated Project
  Series 2005
   04-01-24               5.00              5,000,000               5,204,350
   04-01-34               5.00              4,250,000               4,383,578
City of Lakeland
  Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32               5.50              9,400,000              10,010,436
Collier County School Board
  Prerefunded Certificate of Participation
  Series 2002 (FSA)
   02-15-17               5.38              5,000,000               5,416,950
Collier County Water-Sewer District
  Refunding Revenue Bonds
  Series 2003B (FSA)
   07-01-15               5.00              4,125,000               4,427,404
County of Orange
  Prerefunded Revenue Bonds
  Series 2000 (AMBAC)
   10-01-15               5.63              8,000,000               8,473,760
Crossings at Fleming Island Community
  Development District
  Revenue Bonds
  Series 1994
   10-01-19               7.38             10,770,000              10,893,100
Florida State Board of Education
  Unlimited General Obligation Refunding Bonds
  Capital Outlay
  Series 2002D
   06-01-11               5.00              7,295,000               7,729,125
Florida State Department of Environmental Protection
  Revenue Bonds
  Florida Forever
  Series 2001B (MBIA)
   07-01-10               5.00              6,575,000               6,905,197
Florida State Division of Bond Finance
  Refunding Revenue Bonds
  Department of Environmental Protection
  Series 1997B (AMBAC)
   07-01-12               6.00              2,500,000               2,802,600
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13                235,000                 235,230

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

FLORIDA (CONT.)
Greyhawk Landing Community Development District
  Special Assessment Bonds
  Series 2002B
   05-01-09               6.25%              $400,000                $405,112
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35              3,180,000               3,226,905
Heritage Harbor South Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2002B
   11-01-08               5.40                165,000                 165,776
Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health
  Series 2002B
   11-15-23               5.25             10,300,000              10,746,608
Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health
  Series 2005D
   11-15-35               5.00              8,550,000               8,745,453
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25              1,320,000               1,329,108
Reunion East Community Development District
  Special Assessment Bonds
  Series 2002B
   11-01-07               5.90                800,000                 802,136
Tampa Bay Water Utility System
  Refunding & Improvement Revenue Bonds
  Series 2001A (FGIC)
   10-01-12               4.50              5,000,000               5,171,550
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90                125,000                 125,511
                                                                --------------
Total                                                              98,787,631
------------------------------------------------------------------------------

GEORGIA (2.1%)
Appling County Development Authority
  Revenue Bonds
  Power Company Plant Hatch Project
  Series 2006 (AMBAC)
   07-01-16               4.40             13,000,000              13,202,410
City of Atlanta
  Refunding Revenue Bonds
  Series 2003D (FGIC) A.M.T.
   01-01-16               5.25             11,145,000              11,918,686
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000-313 Inverse Floater (FGIC) A.M.T.
   01-01-18               8.23              3,720,000(g)            4,503,767

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

GEORGIA (CONT.)
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000-376 Inverse Floater (FGIC)
   01-01-21               6.99%            $5,600,000(g)           $6,559,952
City of Atlanta
  Revenue Bonds
  Series 2001A (MBIA)
   11-01-39               5.00              8,500,000               8,730,860
Colquitt County Development Authority
  Subordinated Revenue Bonds
  Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21               6.87              26,350,000(h)          13,342,849
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Athletic Association
  Series 2001 (AMBAC)
   10-01-12               5.50              2,385,000               2,606,757
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Foundation Funding
  Series 2002A
   11-01-13               5.25              1,105,000               1,191,588
Gwinnett County Water & Sewer Authority
  Prerefunded Revenue Bonds
  Series 2002
   08-01-24               5.25              5,000,000               5,415,650
                                                                --------------
Total                                                              67,472,519
------------------------------------------------------------------------------

HAWAII (1.4%)
City & County of Honolulu
  Unlimited General Obligation Refunding Bonds
  Series 1993 Inverse Floater
   09-07-06               6.47             10,000,000(g)           10,005,279
   09-11-08               7.50             10,000,000(g)           10,708,600
Hawaii State Department of Budget & Finance
  Refunding Revenue Bonds Electric
  Company & Subsidiary Project Series
  2003B (XLCA) A.M.T.
   12-01-22               5.00             12,500,000              12,923,500
Hawaii State Department of Budget & Finance
  Revenue Bonds
  Rites
  Series 2000-795R Inverse Floater
  (AMBAC) A.M.T.
   07-01-20               7.46              9,000,000(g)           10,752,300
                                                                --------------
Total                                                              44,389,679
------------------------------------------------------------------------------

ILLINOIS (3.0%)
Chicago O'Hare International Airport
  Revenue Bonds 2nd Lien Passenger
  Facility Series 2001C (AMBAC) A.M.T.
   01-01-11               5.25              3,260,000               3,433,204
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001 Inverse Floater
  (AMBAC) A.M.T.
   01-01-20               7.27              1,885,000(g)            2,254,102
   01-01-21               7.27              2,070,000(g)            2,466,488

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

ILLINOIS (CONT.)
City of Chicago
  Prerefunded Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-38               5.50%              $110,000                $119,137
City of Chicago
  Unrefunded Unlimited General Obligation
  Project &
  Refunding Bonds
  Series 2000C (FGIC)
   01-01-40               5.50              2,940,000               3,120,928
City of Chicago
  Unrefunded Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-38               5.50              2,870,000               3,064,414
County of Cook
  Prerefunded Unlimited General Obligation Bonds
  Capital Improvement
  Series 1999A (FGIC)
   11-15-16               5.25              3,000,000               3,177,390
Gilberts Special Service Area #9
  Prerefunded Special Tax Bonds
  Big Timber Project
  Series 2001
   03-01-30               7.88              3,407,000               4,060,326
Illinois Finance Authority
  Prerefunded Revenue Bonds
  Adventist Health System/Sunbelt Obligation
  Series 1999
   11-15-20               5.50              3,000,000               3,185,820
Illinois Finance Authority
  Refunding Revenue Bonds
  Commonwealth Edison Company
  Series 1994 (AMBAC)
   01-15-14               5.85              4,500,000               5,053,320
Illinois Finance Authority
  Subordinated Revenue Bonds
  Regency
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75             68,000,000(h)           36,878,439
Illinois Health Facilities Authority
  Revenue Bonds
  South Suburban
  Series 1992 Escrowed to Maturity
   02-15-09               7.00              1,180,000               1,231,271
   02-15-18               7.00              3,025,000               3,645,579
Kane County School District #101 Batavia
  Prerefunded Unlimited General Obligation Bonds
  Building
  Series 1999 (FSA)
   12-30-13               5.25              6,000,000               6,267,540
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion
  Series 2002A (MBIA)
   06-15-42               5.25             13,400,000              14,148,524
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2000 (MBIA)
   12-01-20               5.40              4,000,000               4,286,800

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

ILLINOIS (CONT.)
Tinley Park Special Service Area #3
  Special Assessment Bonds
  Series 1988
   12-01-06              10.65%              $165,000                $166,726
   12-01-07              10.65                185,000                 194,864
Will County Community Unit School District #365 -
  Valley View
  Unlimited General Obligations Bonds
  Zero Coupon
  Series 1997B (FSA)
   11-01-16               4.60              3,165,000(h)            2,061,016
                                                                --------------
Total                                                              98,815,888
------------------------------------------------------------------------------

INDIANA (1.1%)
East Chicago Elementary School Building Corporation
  Refunding Revenue Bonds
  1st Mortgage
  Series 1996
   01-05-16               6.25              8,000,000               8,925,120
Indiana Health & Educational Facilities Authority
  Revenue Bonds
  Clarian Health Obligation
  Series 2006A
   02-15-36               5.00              4,375,000               4,484,113
Indiana Health Facility Financing Authority
  Revenue Bonds
  Ascension Health Sub Credit
  Series 2005A
   11-01-10               5.00             10,000,000              10,440,899
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2001 Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33               7.09              1,605,000(g)            1,699,069
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2002A (GNMA/FNMA) A.M.T.
   01-01-33               5.45                905,000                 921,408
South Bend Community School Building Corporation
  Revenue Bonds
  1st Mortgage
  Series 2002 (MBIA)
   07-15-19               5.00              3,680,000               3,807,990
St. Joseph County Hospital Authority
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980 Escrowed to Maturity
   06-01-10               9.40                875,000                 979,808
Wayne Township School Building Corporation -
  Marion County
  Prerefunded Revenue Bonds
  1st Mortgage
  Series 2003A (FGIC)
   01-15-28               5.25              4,750,000               5,186,145
                                                                --------------
Total                                                              36,444,552
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

IOWA (0.3%)
Iowa Finance Authority
  Refunding Revenue Bonds
  Correctional Facility Program
  Series 2002 (MBIA)
   06-15-13               5.38%            $6,000,000              $6,578,220
Iowa Finance Authority
  Revenue Bonds
  Series 2001 Inverse Floater (GMNA/FNMA) A.M.T.
   07-01-33               6.95              2,555,000(g)            2,713,895
Tobacco Settlement Authority of Iowa
  Prerefunded Asset-backed Revenue Bonds
  Series 2001B
   06-01-25               5.30              1,150,000               1,222,588
                                                                --------------
Total                                                              10,514,703
------------------------------------------------------------------------------

LOUISIANA (1.4%)
Louisiana State Citizens Property Insurance Corporation
  Revenue Bonds
  Series 2006B (AMBAC)
   06-01-16               5.00              8,000,000               8,652,800
State of Louisiana
  Revenue Bonds
  Series 2005A (FGIC)
   05-01-19               5.25              4,505,000               4,902,927
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2001B
   05-15-30               5.50              5,995,000               6,260,698
   05-15-39               5.88             23,325,000              24,583,151
                                                                --------------
Total                                                              44,399,576
------------------------------------------------------------------------------

MAINE (0.1%)
Maine State Housing Authority
  Revenue Bonds
  Series 2003A-2 A.M.T.
   11-15-32               5.00              3,000,000               3,054,570
------------------------------------------------------------------------------

MARYLAND (1.4%)
County of Baltimore
  Prerefunded Unlimited General Obligation Bonds
  Metropolitan District
  67th Issue Series 2001
   06-01-12               5.50              3,500,000               3,818,150
County of Baltimore
  Unlimited General Obligation Refunding Bonds
  Metropolitan District
  Series 2002
   09-01-14               5.25              3,215,000               3,496,570
County of Howard
  Prerefunded Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              1,020,000               1,100,386
County of Howard
  Unrefunded Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              6,275,000               6,785,597

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

MARYLAND (CONT.)
County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   02-01-11               5.00%            $8,000,000            $8,475,360
County of Montgomery
  Unlimited General Obligation Refunding Bonds
  Series 2002A
   11-01-10               5.00             10,775,000              11,389,928
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Loan
  Capital Improvement
  Series 2002A
   03-01-17               5.50              5,000,000               5,734,150
Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Water Supply
  Series 2001
   06-01-12               4.25              4,050,000               4,159,958
                                                                --------------
Total                                                              44,960,099
------------------------------------------------------------------------------

MASSACHUSETTS (5.3%)
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00              4,435,000               4,693,250
City of Boston
  Unlimited General Obligation Bonds
  Series 2005A
   01-01-14               5.00              9,000,000               9,737,730
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2001D (MBIA)
   11-01-13               6.00             15,000,000              17,129,699
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2002A (FGIC)
   01-01-09               5.00             12,370,000              12,770,911
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loan
  Series 2002E
   01-01-09               5.50              5,000,000               5,208,200
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 2004B
   08-01-22               5.25              5,000,000               5,604,350
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 2004B (MBIA)
   08-01-27               5.25              4,000,000               4,568,320
Commonwealth of Massachusetts
  Prerefunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C
   11-01-30               5.25              6,455,000               6,974,950
   11-01-30               5.25              3,545,000               3,830,550

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

MASSACHUSETTS (CONT.)
Commonwealth of Massachusetts
  Refunding Revenue Bonds
  Series 2005 (FGIC)
   01-01-28               5.50%            $7,000,000              $8,196,720
Commonwealth of Massachusetts
  Special Obligation Refunding Bonds
  Federal Highway Grant Anticipation Notes
  Series 2003A (FSA)
   12-15-14               5.00              2,390,000               2,579,527
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2005B
   08-01-14               5.00              4,250,000               4,592,168
Commonwealth of Massachusetts
  Unlimited General Obligation Refunding Bonds
  Series 2004A (FSA)
   08-01-20               5.25              4,950,000               5,565,285
Massachusetts Bay Transportation Authority
  Prerefunded Special Assessment Bonds
  Series 2005A
   07-01-25               5.00              8,300,000               8,790,945
   07-01-26               5.00              3,300,000               3,487,737
Massachusetts Bay Transportation Authority
  Revenue Bonds
  Series 2005A
   07-01-30               5.00              1,000,000               1,102,050
   07-01-31               5.00              2,500,000               2,753,100
Massachusetts Development Finance Agency
  Prerefunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25              5,000,000               5,918,150
Massachusetts Development Finance Agency
  Revenue Bonds
  Smith College
  Series 2005
   07-01-35               5.00              4,000,000               4,149,920
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              3,000,000               3,148,980
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25              7,030,000               8,072,690
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family
  Series 2006-122 A.M.T.
   12-01-31               4.85              4,390,000               4,440,836
Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75              1,750,000               1,769,233

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

MASSACHUSETTS (CONT.)
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-24               5.00%            $5,500,000              $5,820,815
Massachusetts State Turnpike Authority
  Revenue Bonds
  Series 1997A (MBIA)
   01-01-17               5.13              4,000,000               4,097,160
Massachusetts State Water Pollution Abatement
  Refunding Revenue Bonds
  Pool Program
  Series 2004A
   08-01-16               5.25              5,000,000               5,558,600
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  Series 2005A (MBIA)
   08-01-22               5.00              7,500,000               8,054,250
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A
   07-15-19               6.50              3,500,000               4,181,065
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75              9,000,000               9,266,400
                                                                --------------
Total                                                             172,063,591
------------------------------------------------------------------------------

MICHIGAN (3.9%)
Charter County of Wayne
  Revenue Bonds
  Detroit Metropolitan Wayne County Airport
  Series 1998B (MBIA)
   12-01-11               5.25              4,040,000               4,226,163
Detroit
  Prerefunded Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25              5,000,000               5,456,750
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              2,855,000               2,978,564
Kalamazoo City School District
  Unlimited General Obligation Bonds
  Building & Site
  Series 2001 (FSA)
   05-01-12               4.40              1,070,000               1,103,084
Michigan Higher Education Student Loan Authority
  Revenue Bonds Student Loan
  Series 2006 XVII-Q (AMBAC) A.M.T.
   03-01-31               5.00              5,800,000               5,951,322
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  Clean Water State Revolving Fund
  Series 2005
   10-01-15               5.00              3,500,000               3,816,785

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

MICHIGAN (CONT.)
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-09               5.00%            $9,840,000(m)          $10,239,602
   10-01-10               5.00              5,195,000               5,465,867
   10-01-14               5.00              4,585,000               4,851,572
   10-01-20               5.00              1,990,000               2,088,823
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2002
   10-01-15               5.50              5,000,000               5,642,700
Michigan Municipal Bond Authority
  Revenue Bonds
  School District City of Detroit
  Series 2005 (FSA)
   06-01-19               5.00              3,000,000               3,189,600
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-14               5.25              5,000,000               5,469,200
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29               5.00              4,500,000               4,704,975
Michigan State Hospital Finance Authority
  Refunding Revenue Bonds
  Henry Ford Health System
  Series 2006A
   11-15-26               5.00              5,000,000               5,198,100
   11-15-46               5.25             11,250,000              11,782,913
Roseville School District
  Refunding Unlimited General Obligation Bonds
  School Building & Site
  Series 2006 (FSA)
  (Qualified School Bond Loan Fund)
   05-01-23               5.00              2,600,000               2,761,408
Saginaw Hospital Finance Authority
  Refunding Revenue Bonds
  Covenant Medical Center
  Series 2004G
   07-01-22               5.13              8,000,000               8,342,080
State of Michigan
  Certificate of Participation
  Series 2004A (MBIA)
   09-01-31               4.25              9,250,000               9,399,573
Summit Academy North
  Prerefunded Certificate of Participation
  Series 2001
   07-01-30               7.38              4,140,000               4,678,573
Summit Academy North
  Prerefunded Certificate of Participation
  Series 2001B
   07-01-30               8.75              1,010,000               1,188,457

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

MICHIGAN (CONT.)

Summit Academy
  Prerefunded Certificate of Participation
  Full Term
  Series 1998
   09-01-18               7.00%            $1,635,000              $1,732,070
Troy City School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2006 (MBIA)
  (Qualified School Board Loan Fund)
   05-01-24               5.00              5,000,000               5,322,650
Waverly Community School
  Prerefunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25              1,500,000               1,584,465
Wayne County Airport Authority Revenue Bonds
  Detroit Metro Wayne County
  Airport Series 2005 (MBIA) A.M.T.
   12-01-19               4.75              3,250,000               3,327,903
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-16               5.00              2,930,000               3,134,045
   11-15-17               5.00              3,020,000               3,222,521
                                                                --------------
Total                                                             126,859,765
------------------------------------------------------------------------------

MINNESOTA (4.4%)
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-22               4.25              2,700,000               2,693,844
   02-01-23               4.50              3,000,000               3,061,800
   02-01-24               4.50              2,000,000               2,051,380
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2005A (FSA)
  (School District Credit Enhancement Program)
   02-01-15               5.00              5,965,000               6,422,933
Minneapolis-St. Paul Metropolitan Airports
  Commission Revenue Bonds Series
  1999B (FGIC) A.M.T.
   01-01-11               5.50              3,000,000               3,140,880
   01-01-16               5.63              5,000,000               5,246,300
Minnesota Housing Finance Agency
  Revenue Bonds
  Residential Housing Finance
  Series 2006B A.M.T.
   07-01-37               4.90              7,645,000               7,704,402
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2005C
   03-01-25               5.00              5,000,000               5,308,700
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29               5.13              2,000,000               2,085,120

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

MINNESOTA (CONT.)
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center Series 2004
   09-01-25               5.10%            $5,000,000              $5,182,400
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-22               6.73             17,500,000(h)            8,850,450
   01-01-23               6.80             26,500,000(h)           12,778,034
   01-01-25               6.75             17,500,000(h)            7,661,500
   01-01-26               6.75             17,500,000(h)            7,296,100
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25             15,000,000              16,652,099
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Healtheast Project
  Series 2005
   11-15-25               6.00              1,250,000               1,360,988
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06               7.13                465,000                 466,297
   11-01-17               7.13              2,070,000               2,074,409
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00              2,390,000               2,393,728
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00              2,540,000               2,662,276
   12-01-27               5.13              5,465,000               5,759,837
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   11-01-14               5.50             10,000,000              10,694,500
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-14               5.00              3,940,000               4,193,421
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2003
   08-01-12               5.00              6,000,000               6,442,920
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2004
   11-01-24               5.00              5,655,000               6,008,438

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

MINNESOTA (CONT.)
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00%            $4,275,000              $4,382,003
                                                                --------------
Total                                                             142,574,759
------------------------------------------------------------------------------

MISSISSIPPI (0.7%)
Harrison County Wastewater Management District
  Refunding Revenue Bonds
  Wastewater Treatment Facility
  Series 1986 Escrowed to Maturity
   02-01-15               5.00              4,250,000               4,572,235
State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2001
   09-01-12               5.50             10,000,000              10,941,700
State of Mississippi
  Unlimited General Obligation Refunding Bonds
  Series 2002D
   07-01-16               5.50              7,570,000               8,523,442
                                                                --------------
Total                                                              24,037,377
------------------------------------------------------------------------------

MISSOURI (0.2%)
City of St. Louis
  Refunding Revenue Bonds
  Lambert-St. Louis International Series 2003A (FSA)
   07-01-11               5.25              4,150,000               4,431,328
Missouri Housing Development Commission
  Revenue Bonds
  Drivers
  Series 2001-224 Inverse Floater
  (GNMA/FNMA) A.M.T.
   09-01-33               6.99                970,000(g)            1,036,067
Missouri Joint Municipal Electric Utility Commission
  Revenue Bonds
  Plum Point Project
  Series 2006 (MBIA)
   01-01-20               5.00              1,500,000               1,608,420
                                                                --------------
Total                                                               7,075,815
------------------------------------------------------------------------------

MONTANA (0.1%)
Montana Board of Housing
  Revenue Bonds
  Single Family Mortgage
  Series 2006C-2 A.M.T.
   12-01-37               5.75              4,500,000(b)            4,822,830
------------------------------------------------------------------------------

NEBRASKA (0.1%)
Nebraska Public Power District
  Unrefunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25                725,000                 746,206
Omaha Public Power District
  Revenue Bonds
  Series 1986A Escrowed to Maturity
   02-01-15               6.00              1,370,000               1,546,922
                                                                --------------
Total                                                               2,293,128
------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

NEVADA (0.8%)
Clark County Improvement District
  Prerefunded Special Assessment Bonds
  #121 Southern Highlands Area
  Series 1999
   12-01-19               7.50%            $4,775,000              $5,412,749
County of Clark
  Revenue Bonds
  Southwest Gas Corporation Project
  Series 2005A (AMBAC) A.M.T.
   10-01-35               4.85              5,000,000               5,047,350
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-19               5.75              5,105,000(h)            2,911,688
   01-01-23               5.93              5,000,000(h)            2,324,100
Henderson Local Improvement Districts
  Special Assessment Bonds
  Series 2006T-18
   09-01-35               5.30              4,350,000               4,346,172
Henderson
  Prerefunded Revenue Bonds
  Catholic West
  Series 1998A
   07-01-26               5.38              1,130,000               1,175,550
Henderson
  Unrefunded Revenue Bonds
  Catholic West
  Series 1998A
   07-01-26               5.38              3,870,000               3,940,821
                                                                --------------
Total                                                              25,158,430
------------------------------------------------------------------------------

NEW HAMPSHIRE (0.1%)
New Hampshire Business Finance Authority
  Revenue Bonds Public Service
  Company of New Hampshire Project
  Series 2006B (MBIA) A.M.T.
   05-01-21               4.75              4,500,000               4,600,350
------------------------------------------------------------------------------

NEW JERSEY (2.8%)
New Jersey Economic Development Authority
  Prerefunded Revenue Bonds
  School Facilities & Construction
  Series 2003F
   06-15-26               5.00              5,000,000               5,364,400
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              6,000,000               6,324,780
New Jersey State Educational Facilities Authority
  Revenue Bonds
  Higher Education Capital Improvements
  Series 2000B
   09-01-20               5.00              5,000,000               5,171,350


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

NEW JERSEY  (CONT.)
New Jersey State Turnpike Authority
  Prerefunded Revenue Bonds
  Series 2000A Escrowed to Maturity (MBIA)
   01-01-11               6.00%            $3,215,000              $3,518,239
New Jersey State Turnpike Authority
  Revenue Bonds
  Rites
  Series 2000-719R Inverse Floater (MBIA)
   01-01-13               8.32              4,330,000(g)            6,031,560
New Jersey State Turnpike Authority
  Unrefunded Revenue Bonds
  Series 2000A (MBIA)
   01-01-11               6.00              7,785,000               8,535,552
New Jersey Transportation Trust Fund Authority
  Prerefunded Revenue Bonds
  Transportation System
  Series 2003C
   06-15-24               5.50              6,000,000               6,634,020
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2001C (FSA)
   12-15-12               5.75             10,000,000              11,132,100
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2006A
   12-15-21               5.50              5,250,000               6,006,998
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-32               5.75              2,370,000               2,485,846
   06-01-37               6.00             12,770,000              13,533,135
   06-01-42               6.13             12,750,000              13,584,487
University of Medicine & Dentistry of New Jersey
  Revenue Bonds
  Series 2002A (AMBAC)
   12-01-12               5.25              1,705,000               1,854,835
                                                                --------------
Total                                                              90,177,302
------------------------------------------------------------------------------

NEW MEXICO (0.2%)
New Mexico State Transportation Commission
  Unrefunded Revenue Bonds
  Sr Sub Lien
  Series 2001A
   06-15-10               5.00              4,885,000               5,124,121
------------------------------------------------------------------------------

NEW YORK (12.3%)
City of New York
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   05-15-14               7.98              1,790,000(g)            2,267,590
   05-15-15               7.98              1,890,000(g)            2,367,603
   05-15-16               7.98              1,175,000(g)            1,488,784
City of New York
  Unlimited General Obligation Bonds
  Series 2001G (FSA)
   08-01-11               5.25              5,000,000               5,356,000

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

NEW YORK  (CONT.)
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75%            $8,210,000              $9,039,949
City of New York
  Unlimited General Obligation Bonds
  Series 2002E (MBIA)
   08-01-15               5.63              2,000,000               2,194,620
City of New York
  Unlimited General Obligation Bonds
  Series 2003D
   10-15-20               5.25              6,520,000               6,973,857
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50             12,500,000              13,581,374
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00              3,000,000               3,111,630
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22               5.00              6,000,000               6,336,660
City of New York
  Unlimited General Obligation Bonds
  Sub Series 2004C-1
   08-15-21               5.00              3,000,000               3,150,240
City of New York
  Unlimited General Obligation Refunding Bonds
  Series 2003I
   03-01-27               5.38              8,000,000               8,566,320
City of New York
  Unlimited General Obligation Refunding Bonds
  Series 2003J
   06-01-28               5.25             10,050,000              10,644,758
Liberty Development Corporation
  Revenue Bonds
  Goldman Sachs Headquarters
  Series 2005
   10-01-35               5.25              6,750,000               7,625,678
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16               5.75              5,000,000               5,670,650
   11-15-32               5.75              5,855,000               6,408,298
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50              4,000,000               4,392,600
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50              4,250,000               4,642,573
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-13               5.50             10,160,000              11,211,661
   07-01-13               5.50              2,750,000               3,049,283

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

NEW YORK  (CONT.)
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005F
   11-15-35               5.00%            $3,750,000              $3,895,350
Nassau County Tobacco Settlement Corporation
  Asset-backed Revenue Bonds
  Series 2006A-3
   06-01-35               5.00              7,000,000               6,996,080
   06-01-46               5.13              9,000,000               8,991,450
New York City Health & Hospital Corporation
  Revenue Bonds
  Health Systems
  Series 2002A (FSA)
   02-15-15               5.50              5,255,000               5,687,644
New York City Housing Development Corporation
  Revenue Bonds
  Capital Funding Program
  New York City Housing Authority Program
  Series 2005A (FGIC)
   07-01-25               5.00             10,800,000              11,414,411
New York City Industrial Development Agency
  Revenue Bonds
  Queens Baseball Stadium Pilot
  Series 2006 (AMBAC)
   01-01-24               5.00              3,000,000               3,204,330
New York City Industrial Development Agency
  Revenue Bonds Terminal One Group
  Association Project Series 2005 A.M.T.
   01-01-21               5.50              6,940,000               7,468,550
   01-01-24               5.50              5,500,000               5,905,845
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2003E
   06-15-34               5.00              5,000,000               5,176,750
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00              9,000,000               9,315,720
New York City Transitional Finance Authority
  Prerefunded Revenue Bonds
  Future Tax
  Series 1999C
   05-01-25               5.50                375,000                 397,050
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2001B
   02-01-11               5.50              5,000,000               5,383,450
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003D
   02-01-23               5.00              5,000,000               5,250,950
   02-01-31               5.00              4,000,000               4,152,840


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

NEW YORK  (CONT.)
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00%            $4,255,000              $4,431,029
New York Mortgage Agency
  Revenue Bonds
  Series 2002 Inverse Floater A.M.T.
   04-01-32               6.67                600,000(g)              650,472
   04-01-32               6.67              4,965,000(g)            5,382,656
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25              1,615,000               1,702,291
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd General Resolution
  Series 1993A
   07-01-18               5.75              5,500,000               6,241,400
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1990D Escrowed to Maturity
   07-01-09               7.00              2,145,000               2,260,294
New York State Dormitory Authority
  Revenue Bonds
  Cornell University
  Series 2006A
   07-01-26               5.00              3,000,000               3,188,820
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  Series 2006-1
   07-01-35               5.00              3,250,000               3,401,288
New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005E (FGIC)
   02-15-22               5.00              4,365,000               4,614,111
New York State Dormitory Authority
  Revenue Bonds
  Series 2005F
   03-15-23               5.00              4,935,000               5,222,661
New York State Dormitory Authority
  Revenue Bonds
  State University Educational Facilities
  Series 1993A
   05-15-13               5.50             24,530,000              26,755,606
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15               4.10              8,600,000               8,692,020
New York State Energy Research & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-379 Inverse Floater (MBIA)
   01-01-21               7.03              7,520,000(g)            7,872,162

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

NEW YORK  (CONT.)
New York State Environmental Facilities Corporation
  Revenue Bonds
  New York City Municipal Water Financing Project
  Series 2004
   06-15-26               5.00%            $4,000,000              $4,231,920
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31               5.00              9,000,000               9,369,900
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28               5.00              9,000,000               9,412,200
New York State Housing Finance Agency
  Refunding Revenue Bonds
  State University Construction
  Series 1986A Escrowed to Maturity
   05-01-13               6.50              3,500,000               3,970,575
New York State Thruway Authority
  Revenue Bonds
  Local Highway & Bridge
  Series 2002
   04-01-15               5.50              5,000,000               5,446,450
New York State Thruway Authority
  Revenue Bonds
  Series 2001A (FGIC)
   04-01-11               5.50              7,500,000               8,098,575
New York State Thruway Authority
  Revenue Bonds
  Series 2005G (FSA)
   01-01-24               5.00              4,000,000               4,245,720
New York State Urban Development Corporation
  Refunding Revenue Bonds
  Service Contract
  Series 2005 (FSA)
   01-01-17               5.00              9,000,000               9,732,329
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              7,000,000               7,316,540
Port Authority of New York & New Jersey
  Revenue Bonds Consolidated 143rd
  Series 2006 (FSA) A.M.T.
   10-01-21               5.00              9,000,000               9,511,380
Port Authority of New York & New Jersey
  Revenue Bonds Series 2000 Inverse
  Floater (MBIA) A.M.T.
   10-15-21               7.61              3,505,000(g)            3,809,620
Suffolk County Industrial Development Agency
  Prerefunded Revenue Bonds
  1st Mortgage Jeffersons Ferry
  Series 1999A
   11-01-28               7.25              1,250,000               1,406,288

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

NEW YORK  (CONT.)
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16               5.50%            $2,500,000              $2,645,675
   06-01-19               5.50              5,000,000               5,426,400
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003B-1C
   06-01-14               5.50              8,500,000               8,891,850
   06-01-15               5.50              4,525,000               4,788,672
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-29               5.13              5,415,000               5,694,306
TSASC Incorporated
  Revenue Bonds
  Series 2006-1
   06-01-34               5.00              7,500,000               7,501,500
Westchester Tobacco Asset Securitization
  Revenue Bonds
  Series 2005
   06-01-26               5.00              2,750,000               2,754,070
                                                                --------------
Total                                                             395,989,328
------------------------------------------------------------------------------

NORTH CAROLINA (3.7%)
City of Charlotte
  Revenue Bonds
  Series 2002A
   07-01-14               5.50              5,695,000               6,368,832
   07-01-15               5.50              5,155,000               5,810,304
Mecklenburg County
  Unlimited General Obligation Public Improvement Bonds
  Series 2001D
   02-01-12               4.00              3,600,000               3,677,148
   02-01-14               4.10              3,600,000               3,701,808
North Carolina Eastern Municipal Power Agency
  Prerefunded Revenue Bonds
  Series 1986A Escrowed to Maturity
   01-01-17               5.00              6,220,000               6,761,451
North Carolina Eastern Municipal Power Agency
  Prerefunded Revenue Bonds
  Series 1988A
   01-01-26               6.00              1,940,000               2,371,126
North Carolina Eastern Municipal Power Agency
  Prerefunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             15,125,000              16,959,057
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-07               7.25              5,000,000               5,052,550
   01-01-09               6.13             10,000,000              10,483,700
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50             15,000,000              15,926,250
North Carolina Eastern Municipal Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000-209 Inverse Floater (MBIA)
   01-01-13               7.42              3,330,000(g)            3,591,905


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
     AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

NORTH CAROLINA (CONT.)
North Carolina Eastern Municipal Power Agency
  Unrefunded Revenue Bonds
  Series 1989A
   01-01-10               7.50%           $14,035,000             $15,537,447
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2002 Inverse Floater A.M.T.
   01-01-34               6.58              2,740,000(g)            2,862,478
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2006A-25 A.M.T.
   01-01-37               5.75              7,500,000(b)            8,037,075
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50              6,500,000               6,956,235
Raleigh Durham Airport Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-01-11               5.00              1,900,000               2,014,817
State of North Carolina
  Prerefunded Unlimited General Obligation Public
  Improvement Bonds
  Series 1999A
   03-01-15               5.25              5,000,000               5,283,550
                                                                --------------
Total                                                             121,395,733
------------------------------------------------------------------------------

OHIO (3.1%)
City of Cleveland
  Refunding Revenue Bonds
  Series 2001J (FSA)
   01-01-12               5.38              1,000,000               1,082,660
City of Columbus
  Prerefunded Unlimited General Obligation Bonds
  Series 1999-2
   06-15-15               5.75              2,000,000               2,168,600
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2004 (FSA)
   12-01-29               5.25              3,500,000               3,763,515
County of Coshocton
  Refunding Revenue Bonds
  Smurfit-Stone Container
  Series 2005
   08-01-13               5.13              3,000,000               2,972,580
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-21               6.00              6,000,000               6,649,260
County of Cuyahoga
  Revenue Bonds
  Canton Incorporated Project
  Series 2000
   01-01-30               7.50              2,000,000               2,237,800
County of Erie
  Revenue Bonds
  Firelands Regional Medical Center
  Series 2002A
   08-15-32               5.63              1,000,000               1,061,430

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

OHIO (CONT.)
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00%            $4,000,000              $4,154,280
   05-01-32               5.00              3,250,000               3,371,095
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00              2,765,000               2,895,093
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17               5.00              4,000,000               4,255,760
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-22               5.25              5,170,000               5,502,121
   05-15-24               5.25              2,625,000               2,782,605
Franklin County
  Refunding Revenue Bonds
  Trinity Health Credit
  Series 2005A
   06-01-20               5.00              3,750,000               3,933,675
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33               5.00              1,500,000               1,562,370
Miami County Refunding & Improvement
  Revenue Bonds
  Upper Valley Medical Center
  Series 2006
   05-15-26               5.25              1,415,000               1,489,571
Ohio Housing Finance Agency
  Revenue Bonds
  Residential Mortgage-backed Securities
  Series 2006A (GNMA) A.M.T.
   09-01-26               4.75              4,500,000               4,551,390
   09-01-36               4.90              4,500,000               4,547,610
Ohio Housing Finance Agency
  Revenue Bonds
  Residential Mortgage-backed Securities
  Series 2006E (GNMA/FNMA) A.M.T.
   09-01-36               5.00              2,635,000               2,667,753
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5
  Series 2004 (AMBAC)
   02-15-24               4.75              7,230,000               7,463,022
Ohio State Building Authority
  Revenue Bonds
  State Facilities Adult Correctional Building Fund Projects
  Series 2005A (FSA)
   04-01-22               5.00              4,250,000               4,514,435

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

OHIO (CONT.)
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-12               5.25%              $750,000                $815,475
Port of Greater Cincinnati Development Authority
  Revenue Bonds
  Sisters of Mercy
  Series 2006
   10-01-25               5.00                500,000                 518,405
State of Ohio
  Revenue Bonds
  Mount Union College Project
  Series 2006
   10-01-31               5.00                250,000                 257,775
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-11               5.25              6,545,000               7,037,315
   09-15-20               5.00              3,780,000               3,978,601
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2005A
   03-01-20               5.00              3,250,000               3,434,048
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2005B
   05-01-23               5.00              6,375,000               6,760,433
State of Ohio
  Unlimited General Obligation Bonds
  Infrastructure Improvement
  Series 2005A
   09-01-21               5.00              4,500,000               4,787,775
                                                                --------------
Total                                                             101,216,452
------------------------------------------------------------------------------

OKLAHOMA (0.1%)
Oklahoma Municipal Power Authority
  Revenue Bonds
  Series 2001A (FSA)
   01-01-12               5.00              1,185,000               1,252,213
   01-01-13               5.00              1,020,000               1,074,101
                                                                --------------
Total                                                               2,326,314
------------------------------------------------------------------------------

OREGON (0.4%)
Clackamus Community College District
  Unlimited General Obligation Bonds
  Series 2001 (FGIC)
   06-15-11               5.00              2,250,000               2,383,898
   06-15-12               5.25              1,000,000               1,072,650
Port of Portland
  Refunding Revenue Bonds
  Portland International Airport
  Series 2001D (FGIC) A.M.T.
   07-01-11               5.25              3,335,000               3,523,394
Salem-Keizer School District #24J
  Prerefunded Unlimited General Obligation Bonds
  Series 1999
   06-01-19               5.00              3,500,000               3,629,184

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
     AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

OREGON (CONT.)
Washington Multnomah & Yamhill Counties
  Ore School District #1J
  Unlimited General Obligation Bonds
  Series 2001 (MBIA)
   06-01-11               5.00%            $2,995,000              $3,171,915
                                                                --------------
Total                                                              13,781,041
------------------------------------------------------------------------------

PENNSYLVANIA (1.4%)
City of Pittsburgh
  Unlimited General Obligation Refunding Bonds
  Series 2006B (FSA)
   09-01-15               5.25             10,000,000              11,015,000
Commonwealth of Pennsylvania
  Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-12               5.50              5,970,000               6,509,987
County of Allegheny
  Unlimited General Obligation Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00              3,990,000(m)            4,143,775
Delaware River Port Authority
  Refunding Revenue Bonds
  Port District Project
  Series 2001A (FSA)
   01-01-12               5.25              3,130,000               3,377,833
Garnet Valley School District
  Prerefunded Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-15-25               5.00              2,000,000               2,123,820
Montgomery County Industrial Development Authority
  Revenue Bonds
  Acts Retirement - Life Communities
  Series 1998
   11-15-28               5.25              7,500,000               7,611,975
Pennsylvania State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16               5.25              1,000,000               1,112,970
Philadelphia Authority for Industrial Development
  Revenue Bonds
  Series 2001B (FSA)
   10-01-13               5.50              7,925,000               8,617,645
                                                                --------------
Total                                                              44,513,005
------------------------------------------------------------------------------

PUERTO RICO (4.3%)(c)
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Series 1998 (MBIA)
   07-01-23               4.88              5,000,000               5,174,950
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2001 (FSA)
   07-01-16               5.50              2,140,000               2,430,077
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2001A (FGIC)
   07-01-29               5.50              7,250,000               8,600,603

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2003A
   07-01-21               5.25%            $3,625,000              $3,813,319
   07-01-24               5.25              1,000,000               1,047,740
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2004A
   07-01-24               5.00              8,000,000               8,250,080
   07-01-34               5.00              8,000,000               8,186,560
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2006A
   07-01-23               5.25              3,750,000               4,007,850
   07-01-24               5.25              7,250,000               7,724,730
   07-01-26               5.25              8,200,000               8,716,763
   07-01-27               5.25              2,375,000               2,520,778
   07-01-30               5.25              4,350,000               4,609,913
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding & Public
  Improvement Bonds
  Series 2006B
   07-01-32               5.25              4,125,000               4,368,128
   07-01-35               5.00             11,125,000              11,402,012
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding Bonds
  Series 2004A
   07-01-30               5.00              6,000,000               6,238,920
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              5,000,000               5,233,900
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13               6.25              1,000,000               1,124,180
   07-01-36               5.50              5,000,000               5,405,350
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 2003G
   07-01-42               5.00              5,250,000               5,328,383
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 2004J
   07-01-39               5.13              2,000,000               2,056,260
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 2005K
   07-01-19               5.00              2,500,000               2,619,700
   07-01-20               5.00             11,130,000              11,629,625
Puerto Rico Housing Finance Corporation
  Revenue Bonds
  Drivers
  Series 2001-257 Inverse Floater A.M.T.
   12-01-28               6.45              3,010,000(g)            3,160,350
Puerto Rico Infrastructure Financing Authority
  Refunding Special Tax Bonds
  Series 2005C (AMBAC)
   07-01-23               5.50              3,000,000               3,498,600

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

PUERTO RICO (CONT.)
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Government Facilities
  Series 2004I
   07-01-33               5.25%            $8,500,000              $8,904,344
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-416 Inverse Floater (FSA)
   07-01-21               6.42              3,120,000(g)            3,386,854
                                                                --------------
Total                                                             139,439,969
------------------------------------------------------------------------------

RHODE ISLAND (0.1%)
Rhode Island Housing & Mortgage Finance Corporation
  Revenue Bonds
  Homeownership Opportunity
  Series 2006TY-51-A
   10-01-26               4.65              2,000,000               2,012,580
   04-01-33               4.85              2,000,000               2,012,480
                                                                --------------
Total                                                               4,025,060
------------------------------------------------------------------------------

SOUTH CAROLINA (1.4%)
Charleston Educational Excellence Finance Corporation
  Revenue Bonds
  Charleston County School District
  Series 2005
   12-01-22               5.25              3,250,000               3,488,225
   12-01-30               5.25              5,500,000               5,834,180
Cherokee County
  Revenue Bonds
  Spring City Knitting Company Project
  Series 1979
   09-01-09               7.40              4,160,000               4,361,469
Lexington County
  Revenue Bonds
  Series 2004
   05-01-32               5.50              4,685,000               5,003,955
Richland County School District #2
  Unlimited General Obligation Bonds
  Series 2002B (FGIC)
   02-01-09               5.00              3,000,000               3,096,450
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25             10,000,000              10,579,200
State of South Carolina
  Unlimited General Obligation Bonds
  State Highway
  Series 2001B
   04-01-12               4.50              6,000,000               6,267,120
State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-10               5.00              2,000,000               2,089,960
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22               6.00              5,035,000               5,277,536
                                                                --------------
Total                                                              45,998,095
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
     AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

SOUTH DAKOTA (0.3%)
South Dakota Lease Revenue
  Trust Certificates
  Series 1993A
   09-01-17               6.70%            $7,260,000              $8,945,119
------------------------------------------------------------------------------

TENNESSEE (1.8%)
Clarksville Natural Gas Acquisition Corporation
  Revenue Bonds
  Series 2006
   12-15-20               5.00              3,500,000               3,770,760
   12-15-21               5.00              3,000,000               3,229,680
Shelby County Health Educational &
  Housing Facilities Board
  Revenue Bonds
  St. Jude's Childrens Research
  Series 1999
   07-01-29               5.38              5,000,000               5,224,750
Tennessee Energy Acquisition Corporation
  Revenue Bonds
  Series 2006A
   09-01-18               5.25              9,000,000               9,909,540
   09-01-20               5.25              5,000,000               5,528,650
   09-01-22               5.25             12,000,000              13,293,360
   09-01-26               5.25             15,250,000              17,026,473
                                                                --------------
Total                                                              57,983,213
------------------------------------------------------------------------------

TEXAS (4.0%)
Aldine Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-11               5.00              2,000,000               2,109,740
City of Austin
  Refunding Revenue Bonds
  Series 2002 (FSA)
   11-15-14               5.50              3,485,000               3,893,303
City of Corpus Christi
  Limited General Obligation
  Refunding & Improvement Bonds
  Series 2001 (FSA)
   03-01-11               5.00              3,690,000               3,894,389
   03-01-12               5.00              3,400,000               3,581,152
City of Houston
  Prerefunded Revenue Bonds
  Junior Lien
  Series 2002B (AMBAC)
   12-01-15               5.75              5,000,000               5,545,300
City of Houston
  Revenue Bonds
  Series 2000 Inverse Floater (FSA) A.M.T.
   07-01-18               6.93              4,350,000(g)            5,026,773
   07-01-19               6.94              2,660,000(g)            3,063,336
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09               5.25             10,000,000              10,369,200

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

TEXAS (CONT.)
City of The Colony
  Unlimited General Obligation Bonds
  Series 1980 Escrowed to Maturity
   08-01-07               9.25%            $1,000,000              $1,049,410
Corpus Christi Business & Job Development Corporation
  Refunding & Improvement Revenue Bonds
  Arena Project
  Series 2002 (AMBAC)
   09-01-25               5.00              3,550,000               3,711,632
County of Montgomery
  Unlimited General Obligation Bonds
  Unlimited Tax Adjustable Rate
  Series 2006B (FSA)
   03-01-29               5.00              2,435,000(n)            2,548,544
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding Bonds
  Schoolhouse
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-10               5.00              5,000,000               5,219,650
Dallas Area Rapid Transit
  Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   12-01-09               5.50              2,000,000               2,111,220
Duncanville Independent School District
  Prerefunded Unlimited General Obligation Bonds
  Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32               5.25              6,280,268               6,765,544
Duncanville Independent School District
  Unrefunded Unlimited General Obligation Bonds
  Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32               5.25                 34,733                  36,645
Fort Bend Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2004A
  (Permanent School Fund Guarantee)
   08-15-26               5.25              4,000,000               4,309,040
Harris County Flood Control District
  Limited General Obligation Refunding Bonds
  Series 2004A
   10-01-23               5.25              5,000,000               5,370,200
North Central Texas Health Facility
  Development Corporation
  Revenue Bonds
  Hospital Baylor Health Care System Project
  Series 2001A
   05-15-29               5.13              2,000,000               2,054,760
Northside Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-12               5.50              3,720,000               3,999,744

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

TEXAS (CONT.)

Round Rock Independent School District
  Unlimited General Obligation Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (MBIA)
   08-15-10               3.27%            $8,300,000(h)           $7,127,874
Southwest Higher Education Authority
  Revenue Bonds
  Southern Methodist University Project
  Series 2002 (AMBAC)
   10-01-15               5.50              3,420,000               3,722,328
Tarrant County Health Facilities Development Corporation
  Revenue Bonds
  Texas Health Resources System
  Series 1997A (MBIA)
   02-15-22               5.25              6,000,000               6,210,360
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002A Inverse Floater
  (MBIA) A.M.T.
   03-01-34               7.08              2,180,000(g)            2,449,644
Texas Department of Housing & Community Affairs
  Revenue Bonds
  Series 2002B Inverse Floater
  (MBIA) A.M.T.
   09-01-33               7.09              1,920,000(g)            2,157,139
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA)
   09-01-09               5.25              8,000,000               8,358,960
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Sub Lien
  Series 2004 (FGIC)
   09-01-10               4.25              3,500,000               3,519,460
Texas State Turnpike Authority
  Revenue Bonds
  First Tier
  Series 2002A (AMBAC)
   08-15-39               5.50             10,000,000              10,676,999
Texas Technical University
  Revenue Bonds
  Financing System
  7th Series 2002 (MBIA)
   08-15-09               5.25              1,605,000               1,675,973
University of Texas Permanent University Fund
  Refunding Revenue Bonds
  Series 2002A
   07-01-09               5.00              7,110,000               7,370,368
Wylie Independent School District
  Unlimited General Obligation Refunding Bonds
  Zero Coupon
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-12               4.80              3,385,000(h)            2,669,005
                                                                --------------
Total                                                             130,597,692
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
     AUG. 31, 2006

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

UTAH (0.8%)
Community of Eagle Mountain
  Special Assessment Bonds
  Special Improvement District #2000-1
  Series 2006
   02-01-21               8.25%            $5,105,000              $5,262,642
Davis County School District
  Unlimited General Obligation Bonds
  Utah School Bond Guaranty Program
  Series 2003
   06-01-11               5.00              2,380,000               2,518,445
Intermountain Power Agency
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   07-01-12               5.25             16,600,000              17,223,994
Utah Housing Corporation
  Revenue Bonds
  Series 2003A-1 A.M.T.
   07-01-24               5.13              2,165,000               2,215,250
                                                                --------------
Total                                                              27,220,331
------------------------------------------------------------------------------

VERMONT (0.1%)
University of Vermont & State Agricultural College
  Revenue Bonds
  Series 2002 (AMBAC)
   10-01-15               5.50              2,000,000               2,206,620
   10-01-16               5.50              2,110,000               2,321,950
                                                                --------------
Total                                                               4,528,570
------------------------------------------------------------------------------

VIRGINIA (1.0%)
City of Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13             10,750,000              11,323,834
City of Richmond
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   07-15-09               5.25              2,150,000               2,248,427
   07-15-10               5.25              2,150,000               2,279,022
County of Loudoun
  Unlimited General Obligation Public Improvement Bonds
  Series 2001C
   11-01-12               5.00              3,010,000               3,228,556
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2005
   06-01-26               5.50              2,075,000               2,146,422
   06-01-37               5.63              5,500,000               5,725,665
Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18               5.00              3,000,000               3,178,290
Virginia Housing Development Authority
  Revenue Bonds
  Series 2003A-1 A.M.T.
   01-01-24               4.85              1,700,000               1,711,764
                                                                --------------
Total                                                              31,841,980
------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

WASHINGTON (2.3%)
City of Seattle
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-10               4.50%            $2,050,000              $2,110,024
City of Tacoma
  Prerefunded Revenue Bonds
  Series 2001A (FSA)
   01-01-20               5.75              5,000,000               5,464,850
City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-12               5.50              5,000,000               5,430,700
Clark County
  Prerefunded Revenue Bonds
  Series 2001B Escrowed to Maturity (AMBAC)
   12-01-12               5.25                460,000                 500,158
Clark County
  Unrefunded Revenue Bonds
  Series 2001B (AMBAC)
   12-01-12               5.25              2,105,000               2,278,999
County of King
  Unrefunded Limited General Obligation Bonds
  Series 2002
   12-01-13               5.50             11,185,000              12,384,815
Snohomish County Public Utility District #1
  Refunding Revenue Bonds
  Generation System
  Series 1986A Escrowed to Maturity
   01-01-20               5.00             17,750,000              19,529,437
Spokane Public Facilities District
  Revenue Bonds
  Series 2003 (MBIA)
   12-01-28               5.75              3,195,000               3,534,852
State of Washington
  Unlimited General Obligation Bonds
  Residual
  1st Series 2000-389 Inverse Floater
   07-01-18               7.33              4,010,000(g)            4,783,048
State of Washington
  Unlimited General Obligation Bonds
  Residual
  2nd Series 2000-389 Inverse Floater
   07-01-19               7.32              3,975,000(g)            4,723,771
State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15               5.00              3,000,000               3,254,550
Tobacco Settlement Authority of Washington
  Asset-backed Revenue Bonds
  Series 2002
   06-01-26               6.50              1,230,000               1,348,228
Washington Public Power Supply System
  Revenue Bonds
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (FSA)
   07-01-11               5.75             10,000,000(i)           10,697,300
                                                                --------------
Total                                                              76,040,732
------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE(e,f)

WISCONSIN (1.2%)
Badger Tobacco Asset Securitization Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-27               6.13%           $12,685,000             $13,541,364
   06-01-32               6.38              4,740,000               5,111,521
Dane County
  Unlimited General Obligation Bonds
  Series 2002B
   06-01-09               5.00              2,860,000               2,961,015
   06-01-10               5.00              2,955,000               3,091,935
Wisconsin Health & Educational Facilities Authority
  Revenue Bonds
  Wheaton Franciscan Services
  Series 2003A
   08-15-33               5.13             13,700,000              14,090,039
                                                                --------------
Total                                                              38,795,874
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $3,002,326,602)                                         $3,147,564,269
------------------------------------------------------------------------------

MUNICIPAL NOTES (2.6%)

ISSUE(e,f,o)           EFFECTIVE             AMOUNT                 VALUE(a)
                         YIELD             PAYABLE AT
                                            MATURITY

ALASKA (0.2%)
City of Valdez
  Refunding Revenue Bonds
  Exxon Pipeline Company Project
  V.R.D.N. Series 1993B
   12-01-33               3.40%            $7,000,000              $7,000,000
------------------------------------------------------------------------------

CALIFORNIA (0.3%)
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-1 (Bank of New York)
   05-01-22               3.50                100,000                 100,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-3 (Bank of New York)
   05-01-22               3.50              1,210,000               1,210,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002C-9 (Citibank)
   05-01-22               3.27              7,000,000               7,000,000
Irvine
  Limited Obligation Assessment Revenue Bonds
  V.R.D.N. Series 2006-B (KBC Bank)
   09-02-30               3.23              1,845,000               1,845,000
                                                                --------------
Total                                                              10,155,000
------------------------------------------------------------------------------

FLORIDA (0.1%)
Capital Trust Agency
  Revenue Bonds
  Reliance Magnolia Point
  V.R.D.N. Series 2004 FNMA
   11-15-34               3.41              2,330,000               2,330,000
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

MUNICIPAL NOTES (CONTINUED)

ISSUE(e,f,o)           EFFECTIVE             AMOUNT                 VALUE(a)
                         YIELD             PAYABLE AT
                                            MATURITY

ILLINOIS (--%)
Illinois Health Facilities Authority
  Revenue Bonds
  University of Chicago Hospitals
  V.R.D.N. Series 1998 (Bank One Illinois) MBIA
   08-01-26               3.60%              $300,000                $300,000
------------------------------------------------------------------------------

INDIANA (0.2%)
Indiana Health Facility Financing Authority
  Revenue Bonds
  Community Hospitals Project
  V.R.D.N. Series 2000A (Bank of America)
   07-01-28               3.41              1,300,000               1,300,000
Indianapolis Local Public Improvement Bond Bank
  Refunding Revenue Bonds
  V.R.D.N. Series 2002F-1 (Bank One) MBIA
   02-01-20               3.45              6,000,000               6,000,000
                                                                --------------
Total                                                               7,300,000
------------------------------------------------------------------------------

MASSACHUSETTS (0.5%)
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Assets Program
  V.R.D.N. Series 1985E (Fleet Natl Bank)
   01-01-35               3.42              3,900,000               3,900,000
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  V.R.D.N. Series 1999R
   11-01-49               3.47              1,500,000               1,500,000
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  V.R.D.N. Series 1998D (Dexia Credit Local) FGIC
   11-01-26               3.43              9,450,000               9,450,000
                                                                --------------
Total                                                              14,850,000
------------------------------------------------------------------------------

MICHIGAN (0.1%)
Royal Oak Hospital Finance Authority
  Refunding Revenue Bonds
  William Beaumont University
  V.R.D.N. Series 2006 (Morgan Stanley Bank) AMBAC
   01-01-20               3.42              2,200,000               2,200,000
------------------------------------------------------------------------------

MINNESOTA (--%)
City of Minneapolis
  Revenue Bonds
  Guthrie Theater Project
  V.R.D.N. Series 2003A (Wells Fargo Bank)
   10-01-23               3.27                400,000                 400,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
   10-01-30               3.57                400,000                 400,000
                                                                --------------
Total                                                                 800,000
------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)

ISSUE(e,f,o)           EFFECTIVE             AMOUNT                 VALUE(a)
                         YIELD             PAYABLE AT
                                            MATURITY

NEW YORK (0.2%)
New York City Municipal Water Finance Authority
  2nd Generation Resolution Revenue Bonds
  V.R.D.N. Series 2005AA-2
   06-15-32               3.55%            $7,050,000              $7,050,000
------------------------------------------------------------------------------

NORTH CAROLINA (0.1%)
Halifax County Industrial Facilities & Pollution Control
Financing Authority
  Revenue Bonds
  Westmoreland-Hadson Partners
  V.R.D.N. Series 1991 (Dexia Credit Local) A.M.T.
   12-01-19               3.65              1,800,000               1,800,000
------------------------------------------------------------------------------

OHIO (--%)
Ohio State Water Development Authority
  Refunding Revenue Bonds
  FirstEnergy Generation
  V.R.D.N. Series 2006A (Barclays Bank)
   05-15-19               3.57                100,000                 100,000
------------------------------------------------------------------------------

PENNSYLVANIA (0.2%)
  Erie Water Authority
  Refunding Revenue Bonds
  V.R.D.N. Series 2005
  (JPMorgan Chase Bank) FSA
   12-01-30               3.39              5,000,000               5,000,000
Pennsylvania State Higher Educational Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995A (Morgan Guaranty Trust)
   11-01-25               3.60              1,500,000               1,500,000
                                                                --------------
Total                                                               6,500,000
------------------------------------------------------------------------------

RHODE ISLAND (0.1%)
Warwick Housing Authority
  Revenue Bonds
  Trafalgar East Apartments Project
  V.R.D.N. Series 2001 (Fleet Bank N.A.) A.M.T.
   09-01-31               3.65              2,600,000               2,600,000
------------------------------------------------------------------------------

TENNESSEE (0.4%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Bond Fund
  V.R.D.N. Series 2005 (Bank of America)
   11-01-35               3.58              1,900,000               1,900,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
   01-01-33               3.58              5,155,000               5,155,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(e,f,o)           EFFECTIVE             AMOUNT                 VALUE(a)
                         YIELD             PAYABLE AT
                                            MATURITY

TENNESSEE (CONT.)
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Loan Pool
  V.R.D.N. Series 2006 (Bank of America)
   02-01-36               3.58%            $6,400,000              $6,400,000
                                                                --------------
Total                                                              13,455,000
------------------------------------------------------------------------------

TEXAS (0.2%)
Port of Port Arthur Navigation District
  Refunding Revenue Bonds
  Texaco Project
  V.R.D.N. Series 1994
   10-01-24               3.57              7,800,000               7,800,000
------------------------------------------------------------------------------

UTAH (--%)
Emery County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (Bank of Nova Scotia) AMBAC
   11-01-24               3.60                900,000                 900,000
------------------------------------------------------------------------------

WYOMING (--%)
Uinta County
  Refunding Revenue Bonds
  Chevron U.S.A. Incorporated Project
  V.R.D.N. Series 1992
   12-01-22               3.41                700,000                 700,000
------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $85,840,000)                                               $85,840,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,088,166,602)(p)                                      $3,233,404,269
==============================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
     AUG. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2006.

(b) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $12,841,185.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.3% of net assets at Aug. 31, 2006.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $5,218,150 or 0.2% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

    ACA   -- ACA Financial Guaranty Corporation
    AMBAC -- Ambac Assurance Corporation
    BIG   -- Bond Investors Guarantee
    CGIC  -- Capital Guaranty Insurance Company
    CIFG  -- IXIS Financial Guaranty
    FGIC  -- Financial Guaranty Insurance Company
    FHA   -- Federal Housing Authority
    FNMA  -- Federal National Mortgage Association
    FHLMC -- Federal Home Loan Mortgage Corporation
    FSA   -- Financial Security Assurance
    GNMA  -- Government National Mortgage Association
    MBIA  -- MBIA Insurance Corporation
    XLCA  -- XL Capital Assurance

(f) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.-- Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented 8.8% of net assets.
    B.A.N.   -- Bond Anticipation Note
    C.P.     -- Commercial Paper
    R.A.N.   -- Revenue Anticipation Note
    T.A.N.   -- Tax Anticipation Note
    T.R.A.N. -- Tax & Revenue Anticipation Note
    V.R.     -- Variable Rate
    V.R.D.B. -- Variable Rate Demand Bond
    V.R.D.N. -- Variable Rate Demand Note

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 4.6% of net assets.

(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i) This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(j) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal account is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield, including the impact of principal accretion, on the date of acquisition.

(k) Until December 2006, interest income is accrued on the original principal at an annual rate of 28.95%. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

    SECURITY                                     ACQUISITION DATES     COST
    --------------------------------------------------------------------------
    Loveland Special Improvement District #1
      Unlimited General Obligation Bonds
      Series 2000
      7.50% 2029                                     04-20-00       $5,210,926

(m) Partially pledged as initial deposit on the following open interest rate futures contracts:

    TYPE OF SECURITY                                          NOTIONAL AMOUNT
    --------------------------------------------------------------------------
    PURCHASE CONTRACTS
    U.S. Long Bond, Dec. 2006, 20-year                            $25,300,000
    U.S. Treasury Note, Dec. 2006, 10-year                         42,600,000

--------------------------------------------------------------------------------
16   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
     AUG. 31, 2006

(n) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(o) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(p) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $3,088,167,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                      $147,521,000
    Unrealized depreciation                                        (2,284,000)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                  $145,237,000
    --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
17   RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO HOLDINGS AT
     AUG. 31, 2006

                                                             S-6430-80 F (10/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE TAX EXEMPT INCOME SERIES, INC.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 27, 2006